Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 09, 2011	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Miscellaneous		$ 66,299	$ 102,170
Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Revolving loan, related parties, borrowing capacity	$ 12,000
Revolving loan maturity date		Nov. 07, 2016
Miscellaneous		$ 1,729	14,901
Accounts payable, related party		5,110	7,742
Lacoop, A.C. And Lacoop II, S. C. [Member]
Related Party Transaction [Line Items]
Notes receivable, related party		0	224
Other receivables, related party		142	2,580
Accounts payable, related party		1,386	1,565
London Interbank Offered Rate (LIBOR) [Member] | Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	6.00%
Miscellaneous [Member] | Axionlog Distribution B.V. [Member]
Related Party Transaction [Line Items]
Miscellaneous		$ 1,798	$ 11,500